INCOME TAX -Deferred income tax (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating losses carryforwards	$ 392,449	$ 344,269
Deferral of tax deduction of R&D expenses	286,520	319,768
Accrued expenses	40,633	37,460
Operating lease liabilities	18,479	24,437
Others	37,949	27,843
Total gross deferred tax assets	776,030	753,777
Valuation allowance on deferred tax assets	(632,645)	(585,820)	$ (390,737)	$ (202,715)
Deferred tax assets, net of valuation allowance	143,385	167,957
Deferred tax liabilities:
Government grants	(113,142)	(132,061)
Operating lease right-of-use assets	(28,981)	(34,193)
Others	(1,960)	(1,703)
Total deferred tax liabilities	(144,083)	$ (167,957)
Net deferred tax liabilities	$ (698)